Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	1
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	19
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	16
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate Increase	(9)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate Decrease	(9)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Asset Rate Increase	(6)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Asset Rate Decrease	$ (6)
Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.55%	3.96%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.12%	2.82%
Defined Benefit Plan, Benefit Obligation, Health Care Cost Trend Rate Assumed for Next Fiscal Year	0.00%	0.00%
Defined Benefit Plan, Benefit Obligation, Ultimate Health Care Cost Trend Rate	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.96%	3.79%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.29%	6.33%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.82%	2.88%
Defined Benefit Plan, Net Periodic Benefit Cost, Health Care Cost Trend Rate Assumed for Next Fiscal Year	0.00%	0.00%
Defined Benefit Plan, Net Periodic Benefit Cost, Ultimate Health Care Cost Trend Rate	0.00%	0.00%
Non-pension Benefit Plans [Member
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.65%	4.18%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.28%	2.54%
Defined Benefit Plan, Benefit Obligation, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.65%	6.78%
Defined Benefit Plan, Benefit Obligation, Ultimate Health Care Cost Trend Rate	4.45%	4.45%
Defined Benefit Plan, Benefit Obligation, Year that Rate Reaches Ultimate Trend Rate	2036	2035
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.18%	3.88%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.08%	4.43%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.54%	2.56%
Defined Benefit Plan, Net Periodic Benefit Cost, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.78%	6.76%
Defined Benefit Plan, Net Periodic Benefit Cost, Ultimate Health Care Cost Trend Rate	4.45%	4.45%
Defined Benefit Plan, Net Periodic Benefit Cost, Year that Rate Reaches Ultimate Trend Rate	2035	2020